Operating Segment Information - Summary of Company's Revenue by Geographical Region (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues [Abstract]
Revenue	$ 194,722	$ 205,168	$ 201,482	$ 208,465	$ 208,770	$ 198,098	$ 176,143	$ 182,312	$ 809,837	$ 765,323	$ 660,928
United States
Revenues [Abstract]
Revenue									474,715	395,549	334,066
United Kingdom
Revenues [Abstract]
Revenue									325,014	360,186	308,415
Other International Countries
Revenues [Abstract]
Revenue									$ 10,108	$ 9,588	$ 18,447